Secured Borrowings (Other Aircraft Secured Debt Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Secured Borrowings (Textual) [Abstract]
Repayment of debt	$ 192,974,000	$ 444,607,000	$ 847,607,000
Number of aircraft purchased during the period	22	14
Purchase of aircraft	915,450,000	632,944,000	50,803,000
Other Aircraft Secured Borrowings [Member]
Secured Borrowings (Textual) [Abstract]
Repayment of debt	70,100,000	28,700,000
Number of aircraft purchased during the period	5	4
Purchase of aircraft	274,500,000	237,500,000
Recourse debt	425,000,000	134,900,000
One Aircraft recourse debt	28,500,000
Refinanced amount		112,000,000
Number of aircraft financed	21
Number of loans repaid	3
Accrued interest on the notes	$ 1,100,000	$ 1,100,000